Deferred income (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income
Schedule of deferred income

	2022	2021

Deferred revenue from rewards program	34,546	25,462
Deferred annual fee	3,283	4,673
Other deferred income	3,859	522
Total	41,688	30,657